Schedule of Estimated Future Amortization of Intangible Assets (Details) - USD ($)	Jan. 31, 2023	Oct. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2023		$ 131,738
2024	$ 93,559	122,947
2025	93,559	93,559
2026	$ 93,559	93,559
2027		93,559
Total		$ 535,362